Fair Value Measurement (Details) (USD $)	Jun. 30, 2012	Feb. 29, 2012	Jun. 30, 2011	Mar. 10, 2011
Assets:
Cash	$ 231,400	$ 392,625	$ 84,042	$ 0
Investments held in Trust Account	80,244,448		0
Total	80,537,893		246,500
Liabilities:
Warrant liability	7,330,000		0
Total	7,330,000
Estimate Of Fair Value, Fair Value Disclosure [Member]
Assets:
Cash	231,400		84,042
Investments held in Trust Account	80,244,448
Total	80,475,848		84,042
Liabilities:
Warrant liability	7,330,000
Total	7,330,000
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash	231,400		84,042
Investments held in Trust Account	80,244,448
Total	80,475,848		84,042
Liabilities:
Warrant liability	0
Total	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Cash	0		0
Investments held in Trust Account	0
Total	0		0
Liabilities:
Warrant liability	7,330,000
Total	7,330,000
Fair Value, Inputs, Level 3 [Member]
Assets:
Cash	0		0
Investments held in Trust Account	0
Total	0		0
Liabilities:
Warrant liability	0
Total	$ 0